Non-Financial Assets and Liabilities (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Non-financial Assets and Liabilities [Abstract]
Provision for finished goods	$ 6,622
Total leave provision	$ 256,109	$ 226,383